Noe 10 - Income Taxes - Schedule of Income Taxes Paid (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Federal	$ 0	$ 0
Income Taxes Paid, Net	93,000	54,000
State and Local Tax Jurisdiction, Other [Member]
Pennsylvania	18,000	3,000
Pennsylvania Tax Authority [Member]
Pennsylvania	53,000	33,000
New Jersey Division of Taxation [Member]
Pennsylvania	17,000	3,000
Connecticut Tax Authority [Member]
Pennsylvania	5,000	1,000
West Virginia Tax Authority [Member]
Pennsylvania	$ 0	$ 14,000